Document and Entity Information	0 Months Ended
Sep. 17, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 17, 2013
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Nov. 28, 2012
PACE Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX
PACE Large Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PCPAX
PACE Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
PACE Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
PACE International Equity Investments | Class P
Risk/Return:
Trading Symbol	PCIEX
PACE International Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PWGAX
PACE International Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PWGCX
PACE International Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PWIYX